CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 21,926	$ 12,449	$ 10,392
Other comprehensive income (loss):
Other comprehensive income (loss), foreign currency translation adjustment	(779)	568	1,541
Comprehensive income	21,147	13,017	11,933
Less: Comprehensive income attributable to non-controlling interest	298	322	706
Comprehensive income attributable iKang Healthcare Group, Inc.	$ 20,849	$ 12,695	$ 11,227